Taylor Frigon Core Growth Fund
	Schedule of Investments
	August 31, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Biological Products (No Diagnostic Substances)
242,969	Compugen Ltd. * (Israel)	$ 622,001	1.75%

Computer Peripheral Equipment, NEC
2,092	Palo Alto Networks, Inc. *	799,416	2.24%

Computer Storage Devices
8,469	Everpure, Inc. - Class A *	787,194	2.21%

Electrical Work
1,373	Quanta Services, Inc.	833,535	2.34%

Electromedical & Electrotherapeutic Apparatus
9,909	TransMedics Group, Inc. *	840,977	2.36%

Electronic & Other Electrical Equipment (No Computer Equip)
836	GE Vernova Inc.	751,171	2.11%

Electronic Components, NEC
5,384	Impinj, Inc. *	938,539	2.63%

Fabricated Platework (Boiler Shops)
13,205	NuScale Power Corporation - Class A *	122,410	0.34%

Finance Services
51,527	Nu Holdings Ltd. (Brazil) - Class A *	749,718
44,997	SoFi Technologies, Inc. *	804,546
		1,554,264	4.36%

Food and Kindred Products
52,300	Vital Farms, Inc. *	558,564	1.57%

General Industrial Machinery & Equipment, NEC
16,636	Symbotic, Inc. - Class A *	659,950	1.85%

Heavy Construction Other Than Building Construction - Contractors
13,636	Cardinal Infrastructure Group Inc. - Class A *	504,259	1.42%

In Vitro & In Vivo Diagnostic Substances
1,302	IDEXX Laboratories, Inc. *	724,810	2.03%

IT Services
4,252	Cloudflare, Inc. - Class A *	1,297,328
2,158	MongoDB, Inc. - Class A *	978,372
8,030	NICE Ltd. - ADR *	876,715
		3,152,415	8.85%

Measuring & Controlling Devices, NEC
1,894	Onto Innovation Inc. *	506,096	1.42%

Optical Instruments & Lenses
3,841	Camtek Ltd. (Israel) *	514,694
4,130	KLA Corporation	724,609
		1,239,303	3.48%

Printing Trades Machinery & Equipment
40,060	Kornit Digital Ltd. (Israel) *	674,610	1.89%

Radio & TV Broadcasting & Communications Equipment
82,649	Vuzix Corporation *	215,714	0.61%

Retail - Auto Dealers & Gasoline Stations
15,741	Carvana Co. - Class A *	1,156,334	3.25%

Retail - Eating & Drinking Places
16,746	Dutch Bros Inc. - Class A *	818,210	2.30%

Retail - Shoe Stores
4,417	Boot Barn Holdings, Inc. *	665,333	1.87%

Security & Commodity Brokers, Dealers, Exchanges & Services
6,269	Tradeweb Markets Inc. - Class A	675,171	1.90%

Semiconductors & Related Devices
1,999	Astera Labs, Inc. *	593,663
3,072	Credo Technology Group Holding Ltd. * (Cayman Islands)	694,856
3,933	Marvell Technology, Inc.	832,459
523	Monolithic Power Systems, Inc.	663,044
49,039	QuickLogic Corporation *	526,188
4,537	Tower Semiconductor Ltd. * (Israel)	930,312
		4,240,522	11.90%

Services - Business Services, NEC
389	MercadoLibre, Inc. * (Uruguay)	753,182	2.11%

Services - Computer Processing & Data Preparation
22,367	Toast, Inc. - Class A *	762,491	2.14%

Services - Prepackaged Software
41,475	Alkami Technology, Inc. *	846,090
15,502	BILL Holdings, Inc. *	763,163
37,045	Figma, Inc. - Class A *	1,018,367
19,829	GitLab Inc. - Class A *	922,842
8,755	JFrog Ltd. *	876,113
4,227	monday.com Ltd. * (Israel)	427,519
4,580	Palantir Technologies, Inc. - Class A *	853,620
16,842	Procore Technologies, Inc. *	1,056,330
10,008	ServiceTitan, Inc. - Class A *	981,184
		7,745,228	21.74%

Surgical & Medical Instruments & Apparatus
128,436	Apyx Medical Corporation *	391,730
32,263	ClearPoint Neuro, Inc. *	488,462
9,182	DexCom, Inc. *	836,113
5,427	Glaukos Corporation *	974,472
26,072	PROCEPT BioRobotics Corporation *	552,726
		3,243,503	9.10%

Total for Common Stocks (Cost $23,694,604)		35,545,202	99.77%

MONEY MARKET FUNDS
539,205	Federated Hermes Government Obligations Fund
	Institutional Shares - 3.54% **	539,205	1.51%
	(Cost $539,205)

Total Investments		36,084,407	101.28%
	(Cost - $24,233,809)

Liabilities in Excess of Other Assets		(455,574)	-1.28%

Net Assets		$ 35,628,833	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Security.
** The rate shown represents the 7-day yield at August 31, 2026.